Operating Expenses	12 Months Ended
Dec. 31, 2024
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Operating Expenses
Note 5: Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,
	2024	2023
Salaries, commissions and allowances	2,415	2,296
Share-based payments	87	83
Post-employment benefits	121	115
Total staff costs	2,623	2,494
Goods and services (1)	1,502	1,295
Content	289	265
Telecommunications	39	39
Facilities	35	39
Fair value adjustments (2)	(17)	2
Total operating expenses	4,471	4,134

(1)	Goods and services include technology-related expenses, professional fees, consulting, contractors, marketing and other general and administrative costs.

(2)	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.